Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total	Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application	Opening balance after adjustment, cumulative effect at date of initial application	Total	Total Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application	Total Opening balance after adjustment, cumulative effect at date of initial application	Share capital	Share capital Opening balance after adjustment, cumulative effect at date of initial application	Share premium	Share premium Opening balance after adjustment, cumulative effect at date of initial application	Treasury Shares	Treasury Shares Opening balance after adjustment, cumulative effect at date of initial application	Other equity instru-ments	Other equity instru-ments Opening balance after adjustment, cumulative effect at date of initial application	Legal reserve	Legal reserve Opening balance after adjustment, cumulative effect at date of initial application	Retained earnings	Retained earnings Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application	Retained earnings Opening balance after adjustment, cumulative effect at date of initial application	Fair value finan-cial assets	Fair value finan-cial assets Opening balance after adjustment, cumulative effect at date of initial application	Hedges	Hedges Opening balance after adjustment, cumulative effect at date of initial application	Equity of associa-tes and others	Equity of associa-tes and others Opening balance after adjustment, cumulative effect at date of initial application	Translation differences	Translation differences Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application	Translation differences Opening balance after adjustment, cumulative effect at date of initial application	Non-controlling interests	Non-controlling interests Opening balance after adjustment, cumulative effect at date of initial application
Financial position, beginning balance at Dec. 31, 2021	€ 28,684			€ 22,207			€ 5,779		€ 4,233		€ (547)		€ 7,550		€ 1,038		€ 26,091			€ (547)		€ 438		€ 64		€ (21,892)			€ 6,477
Profit (loss) for the year	2,319			2,011													2,011												308
Other comprehensive income (loss) for the year	1,908			1,508													48			98		287		(94)		1,169			400
Total comprehensive income (loss) for the year	4,227			3,519													2,059			98		287		(94)		1,169			708
Dividends and distribution of profit (Note 17)	(1,478)			(1,067)			135								21		(1,223)												(411)
Net movement in treasury shares	(364)			(364)							(342)						(22)
Acquisitions and disposals of non-controlling interests and business combinations (Notes 2 and 17)	781			936													936												(155)
Capital reduction	0						(139)		(409)		548
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	(201)			(201)													(201)
Other movements	59			58													58												1
Financial position, ending balance at Dec. 31, 2022	31,708			25,088			5,775		3,824		(341)		7,550		1,059		27,698			(449)		725		(30)		(20,723)			6,620
Profit (loss) for the year	(574)			(892)													(892)												318
Other comprehensive income (loss) for the year	(43)			(273)													(26)			148		(412)		(20)		37			230
Total comprehensive income (loss) for the year	(617)			(1,165)													(918)			148		(412)		(20)		37			548
Dividends and distribution of profit (Note 17)	(2,043)			(1,698)													(1,698)												(345)
Net movement in treasury shares	(221)			(221)							(186)						(35)
Acquisitions and disposals of non-controlling interests and business combinations (Notes 2 and 17)	(1,579)			0																									(1,579)
Capital reduction	0			0			(25)		(73)		98
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	(239)			(239)													(239)
Other movements	87			87													87
Financial position, ending balance at Dec. 31, 2023	27,096	€ 142	€ 27,238	21,852	€ 142	€ 21,994	5,750	€ 5,750	3,751	€ 3,751	(429)	€ (429)	7,550	€ 7,550	1,059	€ 1,059	24,895	€ (224)	€ 24,671	(301)	€ (301)	313	€ 313	(50)	€ (50)	(20,686)	€ 366	€ (20,320)	5,244	€ 5,244
Profit (loss) for the year	209			(49)													(49)												258
Other comprehensive income (loss) for the year	(1,120)			(615)													74			184		76		10		(959)			(505)
Total comprehensive income (loss) for the year	(911)			(664)													25			184		76		10		(959)			(247)
Dividends and distribution of profit (Note 17)	(1,838)			(1,693)											91		(1,784)												(145)
Net movement in treasury shares	(56)			(56)							13						(69)
Acquisitions and disposals of non-controlling interests and business combinations (Notes 2 and 17)	(1,438)			12													12												(1,450)
Capital reduction	0			0			(80)		(230)		310
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	(249)			(249)													(249)
Other movements	3			3													3
Financial position, ending balance at Dec. 31, 2024	€ 22,749			€ 19,347			€ 5,670		€ 3,521		€ (106)		€ 7,550		€ 1,150		€ 22,609			€ (117)		€ 389		€ (40)		€ (21,279)			€ 3,402